Income taxes - Unrecognized Deferred Income Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Net operating tax losses carried forward	$ 24,973	$ 24,865
Unused tax credits	515	0
Deductible temporary differences, including capital losses	$ 26,312	$ 12,132